Expenses by nature - Summary of personnel costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature
Salaries and wages	€ 86,196	€ 99,974	€ 107,843
Social contributions and pension plans	23,297	27,200	26,545
Employee share-based compensation	184	551	2,749
Severance indemnities	3,304	922	3,416
Other benefits	5,590	5,568	8,379
Total personnel costs	€ 118,571	€ 134,215	€ 148,932